SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

           Pre-Effective Amendment No.  [    ]
           Post-Effective Amendment No. [ 28 ]
                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
           Amendment No. [ 33 ]
                 (Check appropriate box or boxes.)



                        VOLUMETRIC FUND, INC
             (Name of Registrant as specified in Charter)


           87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965
               (Address of Principal Executive Officers)


                           (845)623-7637
                    (Phone number of registrant)



                          GABRIEL J. GIBS
                        VOLUMETRIC FUND, INC
             87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965
                (Name and Address of Agent for Service)
   Approximate Date of Proposed Public Offering: April 22, 2013


It is proposed that this filing will become effective (check appropriate box)
     [XX] immediately upon filing pursuant to paragraph (b)
     [  ] _______, 2013 pursuant to paragraph (b)
     [  ] 60 days after filing pursuant to paragraph (a)(1)
     [  ] on (date) pursuant to paragraph (a)(1)
     [  ] 75 days after filing pursuant to paragraph (a)(2)
     [  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Orangetown, and State of New York on the ninth day of April, 2013.

 VOLUMETRIC FUND, INC.

 By:        Gabriel J. Gibs, Chairman of the Board, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.



/S/ Gabriel J. Gibs
-------------------------------------------
Gabriel J. Gibs, Chairman of the Board and CEO

/S/ Irene J. Zawitkowski
-------------------------------------------
Irene J. Zawitkowski, President, Director


/S/ William P. Behrens
-------------------------------------------
William P. Behrens, Independent Director

/S/ Josef Haupl
-------------------------------------------
Josef Haeupl, Independent Director


/S/ Alexandre M. Olbrecht, Dr
-------------------------------------------
Alexandre M. Olbrecht, Dr, Independent Director


/S/ Stephen J. Samitt
-------------------------------------------
Stephen J. Samitt, Independent Director


/S/ Allan A. Samuels
-------------------------------------------
Allan A. Samuels, Independent Director


/S/ David L. Seidenberg
-------------------------------------------
David L. Seidenberg, Independent Director

/S/ Raymond W. Sheridan
-------------------------------------------
Raymond W. Sheridan, Independent Director









EXHIBIT INDEX






Exhibit

Exhibit No.


XBRL Instance Document

EX-101.INS


XBRL Taxonomy Extension Schema Document

EX-101.SCH


XBRL Taxonomy Extension Calculation Linkbase

EX-101.CALC


XBRL Taxonomy Extension Definition Linkbase

EX-101.DEF


XBRL Taxonomy Extension Labels Linkbase

EX-101.LAB


XBRL Taxonomy Extension Presentation Linkbase

EX-101.PRE